Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Trade and other receivables
Sale, leases and services receivables	$ 43,246	$ 55,429
Less: Allowance for doubtful accounts	3,077	4,436
Total trade receivables	40,169	50,993
Borrowings, deposits and others	40,196	34,790
Advances to suppliers	9,322	8,653
Tax receivables	4,928	5,499
Prepaid expenses	2,487	2,263
Long-term incentive plan	1	4
Dividends	4,731	0
Others	8,561	10,416
Total other receivables	70,226	61,625
Total trade and other receivables	110,395	112,618
Non-current	34,197	16,485
Current	76,198	96,133
Total trade and other receivables including current	$ 110,395	$ 112,618